SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

"Rule 24f-2 Notice"

Fidelity Securities Fund


(Name of Registrant)

FILE NO. 2-93601


Fidelity Securities Fund
: Fidelity Dividend Growth Fund


RULE 24F-2 - FILED PURSUANT TO RULE

24f-2(b)(1) OF THE INVESTMENT COMPANY ACT OF 1940

(i)   Fiscal Year for Which Notice Filed

Fiscal year ended July 31, 1995


(ii) Number of Securities Which Remained Unsold at Beginning of Fiscal Year Registered Other Than Pursuant to Rule 24f-2

No shares


(iii) Number of Securities Registered During Fiscal Year Other Than Pursuant to Rule 24f-2

No shares


(iv)    Number of Securities Sold During Fiscal Year

49,213,225 shares


For information relating to the calculation of the filing fee, see Note (1) below.

(v)   Number of Securities Sold During Fiscal Year Pursuant to Rule 24f-2

49,213,225 shares






Number of Shares

Aggregate Price




Sales Pursuant to Rule 24f-2:


49,213,225

$
687,747,052

Redemptions:


(26,523,159)

$
(367,108,944)

Net Sales Pursuant to Rule 24f-2:


22,690,066

$
320,638,108



Note (1) : Pursuant to Rule 24f-2(c), the filing fee, calculated in the manner specified in Section 6(b) of the Securities Act of 1933, amounted to: $110,564.86


Fidelity Securities Fund
:

Fidelity Dividend Growth Fund


By  John H. Costello

        Assistant Treasurer


FILE NO. 2-93601


Fidelity Securities Fund
: Fidelity Blue Chip Growth Fund


RULE 24F-2 - FILED PURSUANT TO RULE

24f-2(b)(1) OF THE INVESTMENT COMPANY ACT OF 1940

(i)   Fiscal Year for Which Notice Filed

Fiscal year ended July 31, 1995


(ii) Number of Securities Which Remained Unsold at Beginning of Fiscal Year Registered Other Than Pursuant to Rule 24f-2

No shares


(iii) Number of Securities Registered During Fiscal Year Other Than Pursuant to Rule 24f-2

No shares


(iv)    Number of Securities Sold During Fiscal Year

162,135,773 shares


For information relating to the calculation of the filing fee, see Note (1) below.

(v)   Number of Securities Sold During Fiscal Year Pursuant to Rule 24f-2

162,135,773 shares






Number of Shares

Aggregate Price




Sales Pursuant to Rule 24f-2:


162,135,773

$
4,439,491,942

Redemptions:


(56,233,302)

$
(1,529,163,993)

Net Sales Pursuant to Rule 24f-2:


105,902,471

$
2,910,327,949



Note (1) : Pursuant to Rule 24f-2(c), the filing fee, calculated in the manner specified in Section 6(b) of the Securities Act of 1933, amounted to: $1,003,561.36


Fidelity Securities Fund
:

Fidelity Blue Chip Growth Fund


By  John H. Costello

        Assistant Treasurer


FILE NO. 2-93601


Fidelity Securities Fund
: Fidelity Growth & Income Portfolio


RULE 24F-2 - FILED PURSUANT TO RULE

24f-2(b)(1) OF THE INVESTMENT COMPANY ACT OF 1940

(i)   Fiscal Year for Which Notice Filed

Fiscal year ended July 31, 1995


(ii) Number of Securities Which Remained Unsold at Beginning of Fiscal Year Registered Other Than Pursuant to Rule 24f-2

No shares


(iii) Number of Securities Registered During Fiscal Year Other Than Pursuant to Rule 24f-2

No shares


(iv)    Number of Securities Sold During Fiscal Year

136,992,899 shares


For information relating to the calculation of the filing fee, see Note (1) below.

(v)   Number of Securities Sold During Fiscal Year Pursuant to Rule 24f-2

136,992,899 shares






Number of Shares

Aggregate Price




Sales Pursuant to Rule 24f-2:


136,992,899

$
3,121,656,910

Redemptions:


(80,408,435)

$
(1,849,026,791)

Net Sales Pursuant to Rule 24f-2:


56,584,464

$
1,272,630,119



Note (1) : Pursuant to Rule 24f-2(c), the filing fee, calculated in the manner specified in Section 6(b) of the Securities Act of 1933, amounted to: $438,837.97


Fidelity Securities Fund
:

Fidelity Growth & Income Portfolio


By  John H. Costello

        Assistant Treasurer


FILE NO. 2-93601


Fidelity Securities Fund
: Fidelity OTC Portfolio


RULE 24F-2 - FILED PURSUANT TO RULE

24f-2(b)(1) OF THE INVESTMENT COMPANY ACT OF 1940

(i)   Fiscal Year for Which Notice Filed

Fiscal year ended July 31, 1995


(ii) Number of Securities Which Remained Unsold at Beginning of Fiscal Year Registered Other Than Pursuant to Rule 24f-2

28,563,262 shares


(iii) Number of Securities Registered During Fiscal Year Other Than Pursuant to Rule 24f-2

3,428,081 shares


(iv)    Number of Securities Sold During Fiscal Year

50,478,156 shares


For information relating to the calculation of the filing fee, see Note (1) below.

(v)   Number of Securities Sold During Fiscal Year Pursuant to Rule 24f-2

37,963,033 shares






Number of Shares

Aggregate Price




Sales Pursuant to Rule 24f-2:


37,963,033

$
961,207,275

Redemptions:


(37,963,033)

$
(961,207,275)

Net Sales Pursuant to Rule 24f-2:


0

$
0



Note (1) : Pursuant to Rule 24f-2(c), the filing fee, calculated in the manner specified in Section 6(b) of the Securities Act of 1933, amounted to: $0


Fidelity Securities Fund
:

Fidelity OTC Portfolio


By  John H. Costello

        Assistant Treasurer
